UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5251

Fidelity Concord Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® U.S. Bond Index

May 31, 2007

1.816026.102

UBI-QTLY-0707

Investments May 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 4.4%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 0.6%
Household Durables - 0.1%
Fortune Brands, Inc. 5.875% 1/15/36	$ 7,628	$ 6,717
Media - 0.5%
AOL Time Warner, Inc. 7.625% 4/15/31	3,250	3,574
Cox Communications, Inc. 6.45% 12/1/36 (c)	2,735	2,699
News America Holdings, Inc. 7.75% 12/1/45	3,160	3,532
News America, Inc. 6.2% 12/15/34	6,115	5,833
Time Warner Cable, Inc.:
5.85% 5/1/17 (c)	5,801	5,718
6.55% 5/1/37 (c)	16,300	16,057
		37,413
TOTAL CONSUMER DISCRETIONARY		44,130
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
CVS Caremark Corp. 6.302% 6/1/37 (f)	8,200	8,146
ENERGY - 0.7%
Oil, Gas & Consumable Fuels - 0.7%
Amerada Hess Corp. 7.125% 3/15/33	1,435	1,535
Duke Capital LLC 6.75% 2/15/32	2,765	2,773
Duke Energy Field Services 6.45% 11/3/36 (c)	7,000	7,041
Nakilat, Inc. 6.067% 12/31/33 (c)	8,970	8,633
Nexen, Inc. 5.875% 3/10/35	3,710	3,393
Pemex Project Funding Master Trust:
5.75% 12/15/15	10,100	10,161
5.9475% 12/3/12 (c)(f)	2,040	2,063
Plains All American Pipeline LP:
6.125% 1/15/17 (c)	2,445	2,458
6.65% 1/15/37 (c)	5,575	5,625
Ras Laffan Liquid Natural Gas Co. Ltd. III 6.332% 9/30/27 (c)	5,465	5,437
		49,119
FINANCIALS - 1.2%
Capital Markets - 0.3%
Goldman Sachs Group, Inc. 5.625% 1/15/17	7,000	6,851
JPMorgan Chase Capital XX 6.55% 9/29/36	8,060	7,971
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Lehman Brothers Holdings, Inc. 6% 5/3/32 (f)	$ 6,980	$ 6,725
Morgan Stanley 4.75% 4/1/14	3,500	3,294
		24,841
Commercial Banks - 0.4%
Bank of America NA:
5.3% 3/15/17	3,500	3,395
6% 10/15/36	16,500	16,319
Wachovia Bank NA 5.85% 2/1/37	7,000	6,770
		26,484
Diversified Financial Services - 0.2%
Citigroup, Inc. 6.125% 8/25/36	7,000	7,004
ZFS Finance USA Trust V 6.5% 5/9/67 (c)(f)	4,235	4,185
		11,189
Insurance - 0.2%
AMBAC Financial Group, Inc. 6.15% 2/15/37	7,800	7,245
The Travelers Companies, Inc. 6.25% 6/15/37	8,350	8,238
		15,483
Real Estate Investment Trusts - 0.1%
Archstone-Smith Operating Trust 5.25% 5/1/15	3,365	3,268
UDR, Inc. 5.5% 4/1/14	6,340	6,209
		9,477
Real Estate Management & Development - 0.0%
Realogy Corp. 7.5% 10/15/16 (c)	560	560
TOTAL FINANCIALS		88,034
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.1%
Bombardier, Inc.:
6.3% 5/1/14 (c)	7,655	7,464
7.45% 5/1/34 (c)	1,860	1,832
		9,296
Airlines - 0.1%
Delta Air Lines, Inc. pass thru trust certificates 7.57% 11/18/10	5,270	5,520
TOTAL INDUSTRIALS		14,816
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - 0.2%
Metals & Mining - 0.2%
United States Steel Corp. 6.65% 6/1/37	$ 5,515	$ 5,444
Vale Overseas Ltd. 6.25% 1/23/17	7,095	7,139
		12,583
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 1.0%
AT&T, Inc. 6.8% 5/15/36	4,250	4,499
BellSouth Capital Funding Corp. 7.875% 2/15/30	2,615	3,030
British Telecommunications PLC 9.125% 12/15/30	4,515	6,065
SBC Communications, Inc.:
6.15% 9/15/34	7,545	7,393
6.45% 6/15/34	9,520	9,624
Sprint Capital Corp.:
6.875% 11/15/28	5,500	5,367
8.75% 3/15/32	11,260	12,980
Telecom Italia Capital SA 7.2% 7/18/36	1,880	1,971
Telefonica Emisiones SAU 7.045% 6/20/36	1,390	1,474
Verizon Global Funding Corp.:
5.85% 9/15/35	3,190	2,987
7.75% 12/1/30	14,735	16,811
		72,201
UTILITIES - 0.4%
Electric Utilities - 0.4%
Commonwealth Edison Co. 5.4% 12/15/11	4,242	4,165
Pepco Holdings, Inc. 7.45% 8/15/32	8,330	9,275
PPL Capital Funding, Inc. 6.7% 3/30/67 (f)	3,750	3,647
Tampa Electric Co.:
6.15% 5/15/37	6,260	6,213
6.55% 5/15/36	5,500	5,746
		29,046
Gas Utilities - 0.0%
NiSource Finance Corp. 5.45% 9/15/20	4,830	4,427
TOTAL UTILITIES		33,473
TOTAL NONCONVERTIBLE BONDS (Cost $325,951)		322,502
U.S. Government and Government Agency Obligations - 32.8%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 5.4%
Fannie Mae:
3.25% 2/15/09	$ 146,470	$ 141,755
5% 2/16/12 (b)	85,000	84,336
6.625% 9/15/09	3,055	3,150
Federal Home Loan Bank 5.375% 8/19/11	14,195	14,305
Freddie Mac:
4% 6/12/13	20,038	18,786
4.75% 3/5/09	5,533	5,487
5.25% 7/18/11 (b)	93,407	93,662
5.75% 1/15/12	25,000	25,568
Tennessee Valley Authority 5.375% 4/1/56	5,395	5,249
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1999-A, 5.96% 8/1/09	3,600	3,614
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		395,912
U.S. Treasury Inflation Protected Obligations - 3.8%
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	27,091	25,830
2% 1/15/14 (e)	204,102	197,782
2% 7/15/14	21,782	21,087
2.375% 4/15/11	30,716	30,536
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		275,235
U.S. Treasury Obligations - 23.6%
U.S. Treasury Bonds:
6.25% 5/15/30 (b)	238,801	276,823
8% 11/15/21	79,717	103,246
U.S. Treasury Notes:
3.375% 10/15/09	215,570	208,328
4.25% 8/15/13 (b)	220,990	214,222
4.25% 8/15/14	70,000	67,315
4.5% 9/30/11	15,730	15,512
4.5% 4/30/12 (d)	180,112	177,339
4.75% 1/31/12 (b)	170,000	169,203
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
4.75% 5/15/14 (b)	$ 431,102	$ 427,940
4.875% 5/15/09 (b)	71,290	71,240
TOTAL U.S. TREASURY OBLIGATIONS		1,731,168
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,442,766)		2,402,315
U.S. Government Agency - Mortgage Securities - 14.0%

Fannie Mae - 13.7%
4.5% 6/1/22 (d)	50,000	47,832
4.5% 6/1/22 (d)	4,000	3,827
5% 6/1/22 (d)	90,000	87,716
5% 6/1/22 (d)	10,000	9,746
5% 6/1/22 (d)	11,000	10,721
5% 6/1/37 (d)	83,000	78,957
5% 6/1/37 (d)	142,000	135,083
5% 6/1/37 (d)	50,000	47,565
5% 6/12/37 (d)	30,000	28,539
5.5% 6/1/37 (d)	125,000	122,010
5.5% 6/1/37 (d)	250,000	244,019
6% 6/1/22 (d)	2,000	2,020
6% 6/1/37 (d)	44,000	43,935
6% 6/1/37 (d)	60,000	59,911
6% 6/1/37 (d)	80,000	79,882
11.5% 8/1/14	4	4
TOTAL FANNIE MAE		1,001,767
Freddie Mac - 0.0%
11.75% 9/1/13	13	14
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Government National Mortgage Association - 0.3%
6.5% 6/1/37 (d)	$ 11,000	$ 11,251
6.5% 6/1/37 (d)	9,000	9,205
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		20,456
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,034,004)		1,022,237
Asset-Backed Securities - 0.1%

ACE Securities Corp. Series 2005-SD1 Class A1, 5.72% 11/25/50 (f)	634	634
Amortizing Residential Collateral Trust Series 2002-BC1 Class M2, 6.42% 1/25/32 (f)	290	275
Capital Auto Receivables Asset Trust Series 2006-SN1A:
Class B, 5.5% 4/20/10 (c)	995	993
Class C, 5.77% 5/20/10 (c)	955	957
Class D, 6.15% 4/20/11 (c)	1,620	1,631
Onyx Acceptance Owner Trust Series 2005-B Class A4, 4.34% 5/15/12	4,220	4,154
TOTAL ASSET-BACKED SECURITIES (Cost $8,713)		8,644
Commercial Mortgage Securities - 0.2%

Credit Suisse First Boston Mortgage Securities Corp.:
Series 1998-C1 Class C, 6.78% 5/17/40	9,200	9,337
Series 2004-C1 Class ASP, 0.9614% 1/15/37 (c)(f)(h)	59,688	1,507
LB Commercial Conduit Mortgage Trust sequential payer Series 1999-C1 Class A2, 6.78% 6/15/31	4,916	4,999
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C7 Class A1, 5.279% 11/15/38	1,864	1,860
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $18,076)		17,703
Fixed-Income Funds - 53.5%
	Shares
Fidelity 1-3 Year Duration Securitized Bond Central Fund (g)	1,475,068	146,371
Fidelity 2-5 Year Duration Securitized Bond Central Fund (g)	4,059,967	401,531
Fidelity Corporate Bond 1-10 Year Central Fund (g)	9,694,177	968,254
Fixed-Income Funds - continued
	Shares	Value (000s)
Fidelity Mortgage Backed Securities Central Fund (g)	14,896,646	$ 1,472,831
Fidelity Ultra-Short Central Fund (g)	9,413,091	933,214
TOTAL FIXED-INCOME FUNDS (Cost $3,965,657)		3,922,201
Cash Equivalents - 29.2%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 5.32%, dated 5/31/07 due 6/1/07:
(Collateralized by U.S. Government Obligations) #	$ 882,794	882,664
(Collateralized by U.S. Government Obligations) # (a)	1,253,775	1,253,590
TOTAL CASH EQUIVALENTS (Cost $2,136,254)		2,136,254
TOTAL INVESTMENT PORTFOLIO - 134.2% (Cost $9,931,421)		9,831,856
NET OTHER ASSETS - (34.2)%		(2,507,922)
NET ASSETS - 100%		$ 7,323,934
Swap Agreements
	Expiration Date	Notional Amount (000s)
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 4.9575% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Nov. 2011	$ 100,000	$ (1,504)
Receive semi-annually a fixed rate equal to 5.235% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	May 2012	150,000	(747)
TOTAL INTEREST RATE SWAPS		250,000	(2,251)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Total Return Swaps
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 17.5 basis points with Lehman Brothers, Inc.	Sept. 2007	$ 25,000	$ (373)
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 7 basis points with Lehman Brothers, Inc.	June 2007	30,000	(450)
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 7.5 basis points with Lehman Brothers, Inc.	July 2007	40,000	(600)
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR with Lehman Brothers, Inc.	Dec. 2007	30,000	0
TOTAL TOTAL RETURN SWAPS		125,000	(1,423)
		$ 375,000	$ (3,674)
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $74,860,000 or 1.0% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $2,745,000.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$882,664,000 due 6/01/07 at 5.32%
ABN AMRO Bank N.V., New York Branch	$ 7,152
BNP Paribas Securities Corp.	10,146
Banc of America Securities LLC	296,710
Bank of America, NA	40,585
Barclays Capital, Inc.	78,590
Citigroup Global Markets, Inc.	20,293
Countrywide Securities Corp.	101,463
Greenwich Capital Markets, Inc.	10,146
Merrill Lynch Government Securities, Inc.	20,293
Societe Generale, New York Branch	76,097
UBS Securities LLC	202,926
WestLB AG	18,263
$ 882,664
$1,253,590,000 due 6/01/07 at 5.32%
Barclays Capital, Inc.	1,253,590
$ 1,253,590
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 5,197
Fidelity 2-5 Year Duration Securitized Bond Central Fund	11,886
Fidelity Corporate Bond 1-10 Year Central Fund	30,269
Fidelity Mortgage Backed Securities Central Fund	37,171
Fidelity Ultra-Short Central Fund	35,655
Total	$ 120,178
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ -	$ 147,483*	$ -	$ 146,371	5.3%
Fidelity 2-5 Year Duration Securitized Bond Central Fund	-	405,749*	-	401,531	11.7%
Fidelity Corporate Bond 1-10 Year Central Fund	-	1,029,078*	59,964	968,254	13.9%
Fidelity Mortgage Backed Securities Central Fund	-	1,489,451*	-	1,472,831	17.6%
Fidelity Ultra-Short Central Fund	669,228	267,063*	-	933,214	6.2%
Total	$ 669,228	$ 3,338,824	$ 59,964	$ 3,922,201

* Includes the value of shares received through in-kind contributions.

Income Tax Information

At May 31, 2007, the aggregate cost of investment securities for income tax purposes was $9,927,805,000. Net unrealized depreciation aggregated $95,949,000, of which $5,819,000 related to appreciated investment securities and $101,768,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Concord Street Trust: Fidelity U.S. Bond Index Fund's (the "Fund") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	July 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	July 24, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	July 24, 2007